Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Foreign currency exchange rates forward contract
Foreign currency exchange rates forward contract

When deemed appropriate from a risk management perspective, the Company enters into forward contracts to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies. Foreign currency forward contracts are agreements entered into with a financial services institution to exchange, at a specified future date, currencies of different countries at a specific rate. Foreign currency forward contracts are recorded on the Company’s balance sheet as assets or liabilities and are measured at fair value. The valuation of forward contracts is based on Level 2 observable inputs of the fair value hierarchy, such as forward foreign exchange rate curves. The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in “Unrealized gain from foreign exchange forwards” in the unaudited interim condensed consolidated statements of operations. Cash inflows/outflows attributed to foreign currency forward derivative instruments, if any, are reported within cash flows from operating activities in the consolidated statements of cash flows.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed financial statements for the six-month period ended June 30, 2025.